NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the Six Months Ended June 30,
	2024	2023
Net loss attributable to common shareholders	$(103,149)	$(76,899)
Weighted average common shares outstanding – Basic and diluted	45,501,016	45,000,000
Loss per shares – basic and diluted	$(0.00)	$(0.00)